PRIVATE PLACEMENTS	6 Months Ended
Jun. 30, 2014
PRIVATE PLACEMENTS
4.	PRIVATE PLACEMENTS

During the six months ended June 30, 2014, the Company completed a series of private placement transactions and issued various debt and equity instruments primarily to fund its acquisitions. Certain of these instruments include detachable warrants and certain have compound embedded derivatives that require bifurcation. As of June 30, 2014, private placement debt transactions are as follows:

	Face Amount	Carrying Amount	Fair Value of Derivatives	Fair Value of Warrants
January Private Placement	$11,325,000	$2,772,472	$8,497,278	$6,993,900
February Private Placement	16,050,000	1,983,958	12,303,581	11,588,100
6% Notes	28,571,428	14,518,180	2,363,640	n/a
4% Notes	6,315,789	4,383,704	1,568,422	n/a

Total	$62,262,217	$23,658,314	$24,732,921	$18,582,000

January and February 2014 Convertible Notes and Warrants

Overview

On January 7, 2014, January 14, 2014, and January 31, 2014, we completed a private offering of $11,325,000 aggregate principal amount of 15% Senior Secured Convertible Promissory Notes (the “January Private Placement”) and warrants to purchase shares of common stock at an exercise price of $5.00 per share, for total net proceeds to the Company of approximately $10,506,000 after deducting placement agent fees and other expenses.

On February 28, 2014, we completed a private offering of $16,050,000 aggregate principal amount of 15% notes (the “February Private Placement”) and warrants to purchase shares of common stock at an exercise price of $5.00 per share for total net proceeds to the Company of approximately $14,919,000 after deducting placement agent fees and other expenses.

The notes issued in the January Private Placement and the February Private Placement are due on the first anniversary of their respective issuance dates if not converted prior to the maturity date and accrue interest at a rate of 15% on the aggregate unconverted and outstanding principal amount, payable in cash on a quarterly basis. The notes issued in the January Private Placement and the February Private Placement may be prepaid in cash, in whole or in part, at any time for 115% of the outstanding principal and accrued interest.

Conversion Price

The initial conversion price of $5.00 is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the conversion price will be adjusted if the Company issues any equity or convertible debt at a purchase price that is less than the current exercise price, with certain exceptions. The conversion price will also adjust on any subsequent issuance of shares of common stock or common stock equivalents based on a formula intended to maintain the fully diluted percentage ownership on an “if converted” basis. Furthermore, if the Company or any subsidiary thereof sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition) any of its common stock or any securities which would entitle the holder thereof to acquire at any time its common stock, then the conversion price will be adjusted downward by multiplying it by a fraction, the numerator of which shall be 79,163,999 and the denominator of which shall be the number of fully-diluted shares of our common stock outstanding following such issuance. As of June 30, 2014, as a result of the subsequent issuances of our convertible notes, warrants and shares of our common stock described below, the conversion price of the notes issued in the January Private Placement and February Private Placement is $3.77 per share.

Derivatives

Three embedded features that required bifurcation and separate accounting were identified in the January Private Placement and the February Private Placement and the Company determined these should be bundled together as a single, compound embedded derivative, bifurcated from the host contract, and accounted for at fair value, with changes in fair value being recorded in the consolidated statements of operations and comprehensive loss. The three embedded derivatives were the conversion option, the mandatory default amount and the prepayment clause. The mandatory default amount represents the greater of the (i) as converted value of the note plus accrued interest or (ii) 115% of the outstanding principal and 100% of accrued interest, plus a make-whole amount, which represents interest for the remaining term of the note. The prepayment provision allows the Company to prepay any portion of the outstanding principal amount of the note.

The three embedded features were evaluated together as a single compound derivative to determine the fair value of the derivative.

Warrants

The warrants issued in the January Private Placement and the February Private Placement are exercisable for an aggregate of 5,475,000 shares of the Company’s common stock. The warrants are exercisable for a period of five years from their respective issue dates. The exercise price with respect to the warrants is $5.00 per share, as adjusted from time to time. The initial exercise price and the amount of shares of our common stock issuable upon exercise of the warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the exercise price of the warrants will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than their current exercise price, with certain limited exceptions as further described in the warrant. Furthermore, if the Company or any subsidiary thereof sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition) any of its common stock or common stock equivalents, then the exercise price for the warrants will be adjusted downward by multiplying it by a fraction, the numerator of which shall be 79,163,999 and the denominator of which shall be the number of fully-diluted shares of our common stock outstanding following such issuance. As of June 30, 2014, as a result of the subsequent issuances of our convertible notes, warrants and shares of our common stock described below, the strike price of the warrants issued in conjunction with the January Private Placement and the February Private Placement is $3.77 per share.

These warrants are considered liabilities and will be recorded at fair value each reporting period with adjustments recorded in the consolidated statements of operations and comprehensive loss.

The proceeds for the January Private Placement and the February Private Placement were allocated at issuance based upon the fair value of the warrants and the embedded derivatives as follows:

	January	February	Total
Proceeds	$11,325,000	$16,050,000	$27,375,000
Fair value of warrants	(8,871,000)	(22,116,900)	(30,987,900)
Fair value of conversion features	(6,342,600)	(19,260,000)	(25,602,600)
Convertible promissory notes	—	—	—

Fair value of amounts in excess of proceeds	$(3,888,600)	$(25,326,900)	$(29,215,500)

April 2014 Convertible Notes

Overview

On April 22, 2014, we completed a private offering of $24,175,824 (the “First Tranche”) aggregate principal amount of 6% senior convertible notes (the “6% Notes”) for total net proceeds to the Company of approximately $20,511,200 after deducting original issue discount (9%), placement agent fees and other transaction-related expenses. On June 3, 2014, the 6% Notes were amended and we issued additional 6% convertible notes in the principal amount of $4,395,604 (the “Second Tranche”) for total net proceeds to the Company of $3,950,000. The third tranche of additional 6% convertible notes in the principal amount of up to $3,296,704 (the “Third Tranche”) is expected to be issued on September 2, 2014, or such other date as the parties may agree, subject to the satisfaction of certain closing conditions set forth in the 6% Notes.

The 6% Notes are due the later of (i) September 3, 2015, and (ii) if the Third Tranche is issued, December 2, 2015, and accrue interest at a rate of 6% on the aggregate unconverted and outstanding principal amount payable in cash on a monthly basis. Beginning on June 30, 2014, and on the last trading day of each calendar month thereafter, the Company shall pay additional interest in cash in the amount of $68,750, and following the closing of the Third Tranche, if any, in the amount of $75,000.

The Company was required to prepay $12,000,000 plus any accrued and unpaid interest, between 15 days and 30 days following the issue date. The Company has paid the amounts due. During May 2014, the holders had the right and required the Company to redeem $800,000 of the outstanding principal amount (plus accrued and unpaid interest thereon), and commencing June 1, 2014, the holders can require, and did so for the month of June, the Company to redeem up to $1,000,000 of the outstanding principal amount (plus accrued and unpaid interest thereon) per calendar month.

Between October 1, 2014, and October 9, 2014, upon written notice to the holders, the Company is required to prepay $1,000,000 of the principal amount plus any accrued and unpaid interest thereon. The holders have the right, in the event of a change of control, to redeem all or portions of the 6% Notes, in exchange for either cash or shares of the Company’s common stock. The 6% Notes are secured by all of the assets of VIP.

Conversion Price

The initial conversion price with respect to (i) the First Tranche is $9.92, (ii) the Second Tranche is $10.63 and (iii) the Third Tranche, if any, is 115% of the volume weighted average price (“VWAP”) of the Company’s common stock on the trading day preceding the issuance of the Third Tranche. The conversion price is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the conversion price will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than the current exercise price, with certain limited exceptions. Furthermore, should the Company complete an underwritten public offering of a minimum of $25 million, the conversion price would reset to the price that is equal to 115% of the VWAP of the Company’s shares of common stock on the trading day immediately following the pricing of such public offering should that price be lower than the conversion price then in effect. As of June 30, 2014, pursuant to the adjustment provisions the conversion price of the First Tranche is $6.90 per share and the conversion price of the Second Tranche is $7.48 per share.

Derivatives

Five embedded features that required bifurcation and separate accounting were identified in the 6% Notes and the Company determined these should be bundled together as a single, compound embedded derivative, bifurcated from the host contract, and accounted for at fair value, with changes in fair value being recorded in the consolidated statements of operations and comprehensive loss. The five embedded derivatives were the conversion option, the mandatory default amount, the fundamental transaction redemption right, the “stock on” provision and the dividend rights. The mandatory default amount represents the greater of the (i) as converted value of the note plus accrued interest or (ii) 110% of the outstanding principal and 100% of accrued interest. The fundamental transaction redemption right represents 107.5% of the outstanding principal and 100% of accrued and unpaid interest. The “stock on” provision represents the number of shares of common stock equal to the quotient of the applicable redemption amount and 90% of the arithmetic average of each of the five lowest daily VWAPs for the common stock. The dividend rights represent the right to receive dividends paid and distributions made to holders of common stock to the same extent as if the holders of the 6% Notes had converted the 6% Notes into common stock.

The five embedded features were evaluated together as a single compound derivative to determine the fair value of the derivative.

May 2014 Convertible Notes

Overview

On May 30, 2014, we completed a private offering of $6,315,789 aggregate principal amount of 4% convertible notes (the 4% Notes) for total net proceeds to the Company of $2,000,000 after satisfaction of $4,210,526 of FIN promissory notes principal and accrued interest, original issue discount (5%), and deducting placement agent fees and other expenses.

The 4% Notes are due on November 30, 2015 less any amounts converted prior to the maturity date and accrue interest at a rate of 4% on the aggregate unconverted and outstanding principal amount payable in cash on a monthly basis. Payments due shall, at the Company’s option, be made in cash or, subject to the Company complying with certain conditions, be made in common stock with each share of common stock being ascribed a value that is equal to 80% of the lowest VWAP for the 15 consecutive trading days immediately prior to such payment date.

Conversion Price

The initial conversion price with respect to the 4% Notes is $6.00. The conversion price is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, subject to certain limited exceptions, if the Company issues any common stock or warrants or convertible debt entitling any person to acquire common stock at a per share purchase price that is less than the conversion price for the notes, such conversion price will be adjusted to that lower purchase price. Also, the conversion price of the notes will be adjusted if the closing bid price for the Company’s common stock on November 26, 2014 is below the conversion price, in which case the original conversion price will automatically adjust to 70% of the lowest VWAP in the 15 trading days prior to such date. As of June 30, 2014, the conversion price was $6.00.

Derivatives

Four embedded features that required bifurcation and separate accounting were identified in the 4% Notes and the Company determined these should be bundled together as a single, compound embedded derivative, bifurcated from the host contract, and accounted for at fair value, with changes in fair value being recorded in the consolidated statements of operations and comprehensive loss. The four embedded derivatives were the conversion option, the mandatory default amount, the amortization conversion rate and the prepayment clause. The mandatory default amount represents 130% of the outstanding principal and accrued interest, plus a make-whole amount, which represents interest for the remaining term of the note. The Company has the option to make monthly payments in shares at the amortization conversion rate, which is 82.5% of the lowest VWAP. The prepayment provision allows the Company to prepay any portion of the outstanding principal amount of the note. The four embedded features were evaluated together as a single compound derivative to determine the fair value of the derivative.

Common Stock and Warrants

During the six months ended June 30, 2014, the Company issued common stock with detachable warrants. At issuance the proceeds were allocated based upon the fair value of the warrants. As of and for the six months ended June 30, 2014, amounts related to these transactions are as follows:

	Common Stock	Equity Proceeds	June 30, 2014 Fair Value of Warrants
April 30, 2014	483,075	$2,431,561	$344,088
June 19, 2014	140,410	734,129	87,404

Total	623,485	$3,165,690	$431,492

Overview

On April 30, 2014 and June 19, 2014 we completed private offerings of 623,485 units, each unit consisting of (i) one share of our common stock and (ii) a warrant to purchase 1/4 share of our common stock, or a total of 623,485 shares of our common stock and warrants to purchase 155,870 shares of our common stock, at a price of $6.50 per unit to accredited investors for total net proceeds to the Company of $3,647,382 after deducting placement agent fees and other expenses and allocation of proceeds for fair value of warrants.

Warrants

The warrants issued in these offerings are exercisable for a period of five years from their issue dates. The exercise price with respect to the warrants is $6.50 per full share. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the exercise price of the warrants will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than their current exercise price for two years following the issuance date, with certain limited exceptions. As of June 30, 2014, pursuant to the adjustment provision contained in the warrants, the exercise price of the warrants issued in the April 30, 2014 offering adjusted to $6.00 per share and the number of shares issuable upon exercise of the warrants increased to 130,832 shares from 120,768 shares of common stock.

Registration Rights Agreements

In connection with the January and February Private Placements, the 6% Notes, the 4% Notes and the common stock and warrant issuances, as well as certain of our acquisitions, we entered into registration rights agreements pursuant to which we agreed to register all of the shares of our common stock underlying the offerings on a Form S-1 registration statement. If the Company does not meet the registration requirements, there are penalty provisions. The Company expects to meet all registration requirements.